Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Components of Debt

The Company’s debt at March 30, 2013 and December 29, 2012 is comprised of the following (in thousands):

Debt Description	Contractual Maturity	Interest Rate at March 30, 2013	March 30, 2013	December 29, 2012
ABL Facility	May 11, 2016	3.24%	$145,000	$170,000
2012 ABS Facility	August 27, 2015	1.50	686,000	686,000
2011 Term Loan	March 31, 2017	5.75	416,500	418,625
Amended 2007 Term Loan	March 31, 2017	5.75	1,673,886	1,684,086
CMBS Fixed Facility	August 1, 2017	6.38	472,391	472,391
Cash Flow Revolver	July 3, 2013	—	—	—
Senior Notes	June 30, 2019	8.50	1,350,000	975,000
Senior Subordinated Notes	June 30, 2017	11.25	—	355,166
Obligations under capital leases	2019-2025	5.75 – 9.00	80,144	31,075
Other debt	2018-2031	4.48 – 4.88	12,893	12,966

Total debt			4,836,814	4,805,309
Add unamortized premium			20,808	8,516
Less current portion of long-term debt			(54,817)	(48,926)

Long-term debt			$4,802,805	$4,764,899

The Company’s debt for the years ended December 29, 2012 and December 31, 2011 is comprised of the following (in thousands):

		Interest Rate
		at
	Contractual	December 29,	December 29,	December 31,
Debt Description	Maturity	2012	2012	2011
ABL Facility	May 11, 2016	3.43%	$170,000	$—
2012 ABS Facility	August 27, 2015	1.52	686,000	—
ABS Facility	—	—	—	683,700
2011 Term Loan	March 31, 2017	5.75	418,625	421,813
Amended 2007 Term Loan	March 31, 2017	5.75	1,684,086	—
2007 Term Loan	—	—	—	1,948,200
CMBS Fixed Facility	August 1, 2017	6.38	472,391	472,391
CMBS Floating Facility	—	—	—	170,826
Cash Flow Revolver	July 3, 2013	—	—	—
Senior Notes	June 30, 2019	8.50	975,000	400,000
Senior Subordinated Notes	June 30, 2017	11.25	355,166	521,166
Other debt	2018-2031	4.88–9.00	44,041	22,862

Total debt			4,805,309	4,640,958
Add unamortized premium			8,516	—
Less current portion of long-term debt			(48,926)	(203,118)

Long-term debt			$4,764,899	$4,437,840

Principal Payments to Outstanding Debt

Principal payments to be made on outstanding debt as of December 29, 2012 are as follows (in thousands):

2013	$48,926
2014	26,958
2015	713,122
2016	197,327
2017	2,812,653
Thereafter	1,006,323

$4,805,309